Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals)	9 Months Ended
Dec. 31, 2024 USD ($)
Statement of Stockholders' Equity [Abstract]
Private Placement Warrants	$ 6,850,000